Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

The amounts of such costs and expenses included in the consolidated and combined carve-out statements of operations for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$16,231	$8,881	$—
Commercial commission fee from KNOT to Vessels (2)	—	—	(95)
Cancellation fee from KNOT to Vessels (3)	—	—	(3,448)
Other income:
Guarantee income from KNOT(4)	122	—	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (5)	2,420	1,764	1,073
General and administrative expenses:
Administration fee from KNOT Management (6)	1,103	642	428
Administration fee from KOAS (6)	461	425	392
Administration fee from KOAS UK (6)	151	151	112
Administration and management fee from KNOT (7)	170	99	82
Accounting service fee from KNOT (8)	31	25	27
IPO administration cost from KNOT (9)	—	—	454
Finance income (expense):
Financing service fee from KNOT to Vessels (10)	—	(50)	—
Interest expense charged from KNOT (11) and (12)	(268)	(277)	(336)
Interest income charged to TSSI (11)	—	—	10
Guarantee commission from TSSI to Vessels (13)	—	—	(210)
Guarantee commission from KNOT to Vessels (13)	—	—	(424)

Total income (expenses)	$11,749	$5,448	$(7,071)

(1)	Charter revenue from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. BG Group, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous BG Group time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on new BG Group time charter. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Commercial commission fee from KNOT to Vessels: KNOT provides commercial services related to negotiating and maintaining the charters. KNOT invoices a fixed percentage of revenue as a commercial commission fee for these services.
(3)	Cancellation fee from KNOT to Vessels: In consideration for the termination of the Commercial Management Agreement, a cancellation fee was paid for each Vessel equal to the remuneration to be paid in accordance with the Commercial Management Agreement until the expiration of the time charter for each Vessel. As the cancellation fee relates to the commercial commission fee, it has been presented as part of operating income, consistent with the presentation of commissions.
(4)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, theWindsor Knutsen commended on a new BG Group time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(5)	Technical and operational management fee from KNOT to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(6)	Administration fee from KNOT Management, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs (the accounting service fees (see (8) below), the financing service fees (see (10) below) and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year.
(7)	Administration fee and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Accounting service fee from KNOT: KNOT invoiced each subsidiary a fixed fee for the preparation of the statutory financial statements.
(9)	IPO administration cost from KNOT: In connection with the preparation of the financial statements and the Form F-1, KNOT has invoiced the actual costs for internal resources, including salaries and administration cost, plus a 5% margin. Since the costs were not incremental cost directly attributable to the IPO, they were expensed as incurred.
(10)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed percentage of the principal of any new loan facilities for vessel financing as compensation for the time and costs of loan negotiations with external banks.
(11)	Interest expense charged from, interest income charged to KNOT/TSSI: KNOT/TSSI invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen and Knutsen Shuttle Tankers XII AS). Since payables to (receivables from) owners and affiliates are not tracked by vessel, balances based upon payments by owners to the shipyard have been allocated to the Bodil Knutsen and the Windsor Knutsen (see Note 2(a)—Summary of Significant Accounting Policies—Basis of Preparation for a description of the allocation principles applied. Interest expense has been allocated based upon the allocated payables to owners and affiliates and the historical interest rates charged.
(12)	Interest expense to KNOT on Sellers’ Credit: As part of the financing of the purchase of the Carmen Knutsen on August 1, 2013, and the purchase of the Dan Cisne on December 15, 2014, KNOT provided a seller’s credit to KNOT Shuttle Tankers AS in form of loans. Each such loan bore interest at a rate equal to LIBOR plus a fixed margin of 4.5% (see Note 16—Long-term Debt).
(13)	Guarantee commission from TSSI/KNOT to Vessels: TSSI and KNOT were guarantors for the Combined Entity’s loan facilities (see Note 16—Long-term Debt and Note 18(b)—Related Party Transactions—Guarantees and Indemnifications). TSSI and KNOT invoiced an annual commission to each of the Vessels as a fixed percentage of the outstanding balance as compensation for the guarantee.

Summary of Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2015	At December 31, 2014
Balance Sheets:
Trading balances due from KOAS	$10	$77
Trading balances due from KNOT and affiliates	48	53

Amount due from related parties	$58	$130

Trading balances due to KOAS	$448	$423
Trading balances due to KNOT and affiliates	400	205

Amount due to related parties	$848	$628

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2015	At December 31, 2014
Balance Sheets:
Trading balances due to KOAS	$651	$792
Trading balances due to KNOT and affiliates	360	241

Trade accounts payables to related parties	$1,011	$1,033